UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21941

AMERISTOCK ETF TRUST

(Exact name of registrant as specified in charter)

1320 Harbor Bay Parkway, Suite 145, Alameda, California 94502

(Address of principal executive offices) (Zip code)

Nicholas D. Gerber
1320 Harbor Bay Parkway
Suite 145
Alameda, CA 94502

(Name and address of agent for service)

with copy to:
W. Thomas Conner, Esq.
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415

Registrant’s telephone number, including area code: (510) 522-3336

Date of fiscal year end: June 30

Date of reporting period: September 30, 2007

Item 1.  Schedule of Investments.
Ameristock/Ryan 1 Year Treasury ETF
Schedule of Investments
September 30, 2007 (Unaudited)

	Principal	Market
	Amount	Value
U.S. TREASURY OBLIGATIONS - 100.94%

U.S. Treasury Notes - 100.94%
3.00%, 2/15/09	$414,000	$408,534
3.125%, 9/15/08	4,746,000	4,704,843
	5,160,000	5,113,377

Total U.S. Treasury Obligations (Cost $5,080,102)	5,106,000	5,113,377

SHORT-TERM INVESTMENTS - 0.07%

Time Deposit - 0.07%
Brown Brothers Harriman & Co.
4.37%, 10/01/07	3,546	3,546

Total Short-Term Investments (Cost $3,546)	3,546	3,546

TOTAL INVESTMENTS - 101.01% (Cost $5,083,648)		$5,116,923
LIABILITIES, LESS OTHER ASSETS - (1.01)%		(51,106)
NET ASSETS - 100.00%		$5,065,817

Federal Income Tax Basis of Investment Securities
The tax cost of the fund at September 30, 2007 based on securities owned was $5,083,648.
The unrealized gross appreciation/(depreciation) for all securities in the fund at
September 30, 2007 was $33,419 and $(144), respectively.

See Notes to Schedule of Investments

Ameristock/Ryan 2 Year Treasury ETF
Schedule of Investments
September 30, 2007 (Unaudited)

	Principal	Market
	Amount	Value
U.S. TREASURY OBLIGATIONS - 99.70%

U.S. Treasury Notes - 99.70%
3.50%, 11/15/09	$4,637,000	$4,592,077
4.75%, 11/15/08	504,000	508,173
	5,141,000	5,100,250

Total U.S. Treasury Obligations (Cost $5,023,660)	5,141,000	5,100,250

SHORT-TERM INVESTMENTS - 0.08%

Time Deposit - 0.08%
Brown Brothers Harriman & Co.
4.37%, 10/01/07	3,766	3,766

Total Short-Term Investments (Cost $3,766)	3,766	3,766

TOTAL INVESTMENTS - 99.78% (Cost $5,027,426)		$5,104,016
OTHER ASSETS, LESS LIABILITIES - 0.22%		11,477
NET ASSETS - 100.00%		$5,115,493

Federal Income Tax Basis of Investment Securities
The tax cost of the fund at September 30, 2007 based on securities owned was $5,027,426.
The unrealized gross appreciation/(depreciation) for all securities in the fund at
September 30, 2007 was $76,590 and $(0), respectively.

See Notes to Schedule of Investments

Ameristock/Ryan 5 Year Treasury ETF
Schedule of Investments
September 30, 2007 (Unaudited)

	Principal	Market
	Amount	Value
U.S. TREASURY OBLIGATIONS - 99.52%

U.S. Treasury Notes - 99.52%
4.00%, 11/15/12	$4,922,000	$4,880,468
4.625%, 10/31/11	291,000	296,183
	5,213,000	5,176,651

Total U.S. Treasury Obligations (Cost $5,039,596)	5,213,000	5,176,651

SHORT-TERM INVESTMENTS - 0.07%

Time Deposit - 0.07%
Brown Brothers Harriman & Co.
4.37%, 10/01/07	3,871	3,871

Total Short-Term Investments (Cost $3,871)	3,871	3,871

TOTAL INVESTMENTS - 99.59% (Cost $5,043,467)		$5,180,522
OTHER ASSETS, LESS LIABILITIES - 0.41%		21,197
NET ASSETS - 100.00%		$5,201,719

Federal Income Tax Basis of Investment Securities
The tax cost of the fund at September 30, 2007 based on securities owned was $5,043,467.
The unrealized gross appreciation/(depreciation) for all securities in the fund at
September 30, 2007 was $137,056 and $(0), respectively.

See Notes to Schedule of Investments

Ameristock/Ryan 10 Year Treasury ETF
Schedule of Investments
September 30, 2007 (Unaudited)

	Principal	Market
	Amount	Value
U.S. TREASURY OBLIGATIONS - 99.88%

U.S. Treasury Bond - 59.42%
8.75%, 8/15/20	$2,260,000	$3,107,853

U.S. Treasury Note - 40.46%
5.125%, 5/15/16	2,031,000	2,116,206

Total U.S. Treasury Obligations (Cost $5,027,347)	4,291,000	5,224,059

SHORT-TERM INVESTMENTS - 0.07%

Time Deposit - 0.07%
Brown Brothers Harriman & Co.
4.37%, 10/01/07	3,437	3,437

Total Short-Term Investments (Cost $3,437)	3,437	3,437

TOTAL INVESTMENTS - 99.95% (Cost $5,030,784)		$5,227,496
OTHER ASSETS, LESS LIABILITIES - 0.05%		2,688
NET ASSETS - 100.00%		$5,230,184

Federal Income Tax Basis of Investment Securities
The tax cost of the fund at September 30, 2007 based on securities owned was $5,030,784.
The unrealized gross appreciation/(depreciation) for all securities in the fund at
September 30, 2007 was $196,712 and $(0), respectively.

See Notes to Schedule of Investments

Ameristock/Ryan 20 Year Treasury ETF
Schedule of Investments
September 30, 2007 (Unaudited)

	Principal	Market
	Amount	Value
U.S. TREASURY OBLIGATIONS - 99.75%

U.S. Treasury Bonds - 99.75%
5.50%, 8/15/28	$2,596,000	$2,802,058
7.50%, 11/15/24	1,887,000	2,454,870
	4,483,000	5,256,928

Total U.S. Treasury Obligations (Cost $5,013,501)	4,483,000	5,256,928

SHORT-TERM INVESTMENTS - 0.08%

Time Deposit - 0.08%
Brown Brothers Harriman & Co.
4.37%, 10/01/07	4,500	4,500

Total Short-Term Investments (Cost $4,500)	4,500	4,500

TOTAL INVESTMENTS - 99.83% (Cost $5,018,001)		$5,261,428
OTHER ASSETS, LESS LIABILITIES - 0.17%		8,833
NET ASSETS - 100.00%		$5,270,261

Federal Income Tax Basis of Investment Securities
The tax cost of the fund at September 30, 2007 based on securities owned was $5,018,001.
The unrealized gross appreciation/(depreciation) for all securities in the fund at
September 30, 2007 was $243,426 and $(0), respectively.

See Notes to Schedule of Investments

Notes to Portfolio Holdings – September 30, 2007 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Securities are valued at closing bid price.  Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in accordance with procedures adopted by the Board of Trustees.  Investments in money market mutual funds are stated at net asset value.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the identified cost basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AMERISTOCK ETF TRUST

By:  /s/ Nicholas D. Gerber
Nicholas D. Gerber
President (Principal Executive Officer) and Treasurer (Principal Financial Officer)
Date: November 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Nicholas D. Gerber
Nicholas D. Gerber
President (Principal Executive Officer) and Treasurer (Principal Financial Officer)
Date: November 13, 2007